Financial risks	12 Months Ended
Mar. 31, 2021
Text Block [Abstract]
Financial risks
20. Financial risks
(1) Financial risk management policy
Toyota is exposed to various risks such as credit risk, liquidity risk, market risk (foreign currency risk, interest rate risk, commodity price fluctuation risk and stock price fluctuation risk). To hedge the market risk, Toyota also uses derivative financial instruments such as forward exchange contracts, interest rate swaps, commodity forwards transactions. With respect to the execution and management of derivative transactions, it follows the company regulations that set out transaction authority, and it is a policy not to conduct speculative transactions using derivative financial instruments.
In addition, Toyota procures necessary funds (mainly bank borrowings and issuing corporate bonds) based on the capital expenditure plans, and temporary surplus funds are managed with highly safe financial assets and short-term working capital is procured through bank borrowings and commercial paper. As for liquidity risk concerning fund procurement, each company manages it by preparing a monthly cash flow plan, etc.
(2) Credit risk
Receivables related to financial services are exposed to the credit risk. The risk is arisen from the failure of customers or dealers to meet the terms of their contracts with Toyota or otherwise fail to perform as agreed. Toyota manages its credit risk by defining risk management methods and management systems for specific risks in accordance with the regulations on risk management. Based on such regulations, Toyota mitigates the credit risk through periodical monitoring of the customer’s credit status and undertaking the maturity control and account balance control, while detecting promptly any doubtful accounts caused by deterioration in the financial conditions.
Please see Note 3 “Allowance for credit losses on finance receivables” about measuring method of the expected credit losses on receivables related to financial services.
The carrying amount after impairment of the financial assets presented in the consolidated financial statements, as well as guarantee obligations and loan commitments that are set forth in the notes to the consolidated financial statements, are the maximum exposure to the credit risk of Toyota’s financial assets that do not take into account the value of the acquired collateral. The allowance for credit exposures of loan commitments and financial agreements is measured in the same way that the allowance for retail receivables is measured.

Retail receivables and financial lease receivables are being secured by vehicles as collateral. Wholesale receivables and other dealer loans are secured by placing appropriate property as collateral. Also, during the reporting period, there is no change in the policy regarding collateral.
The net changes in the allowance for credit losses relating to the retail receivables are as follows:

	Yen in millions
	For the year ended March 31, 2020
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	43,918	52,553	24,770	121,242
Provision for credit loss, net of reversal	26,211	35,488	57,861	119,561
Charge-offs	—	—	(80,559)	(80,559)
Other	(10,052)	(21,229)	30,807	(473)

Allowance for credit loss at end of year	60,078	66,813	32,879	159,770

	Yen in millions
	For the year ended March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	60,078	66,813	32,879	159,770
Provision for credit loss, net of reversal	28,378	34,992	46,232	109,602
Charge-offs	—	—	(50,485)	(50,485)
Other	(9,053)	(23,380)	11,750	(20,683)

Allowance for credit loss at end of year	79,402	78,426	40,376	198,204

“Other” primarily includes reversal of allowance for credit loss due to the collection of retail receivables.

The table below shows the retail receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	Transition date April 1, 2019
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	11,860,985	698,245	—	12,559,230
Past due less than 90 days	70,959	103,789	1,514	176,262
Past due 90 days or more	—	366	37,487	37,853

Total	11,931,944	802,400	39,001	12,773,344

	Yen in millions
	March 31, 2020
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	11,431,156	680,608	—	12,111,764
Past due less than 90 days	265,152	346,748	30,265	642,165
Past due 90 days or more	—	894	47,249	48,143

Total	11,696,308	1,028,250	77,514	12,802,072

	Yen in millions
	March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Current	13,638,143	824,508	—	14,462,651
Past due less than 90 days	213,860	273,282	17,527	504,670
Past due 90 days or more	—	1,381	79,731	81,112

Total	13,852,004	1,099,171	97,258	15,048,433

The net changes in the allowance for credit losses relating to the finance lease receivables are as follows:

	Yen in millions
	For the years ended March 31,
	2020	2021
Allowance for credit loss at beginning of year	26,483	30,899
Provision for credit loss, net of reversal	9,716	8,663
Charge-offs	(3,267)	(3,310)
Other	(2,033)	(2,798)

Allowance for credit loss at end of year	30,899	33,455

“Other” primarily includes reversal of allowance for credit loss due to the collection of finance lease receivables.

The table below shows the finance lease receivables segregated into aging categories based on the numbers of the days outstanding:

	Yen in millions
	Transition date April 1, 2019	March 31,
		2020	2021
Current	1,625,893	1,641,292	1,945,198
Past due less than 90 days	6,368	44,374	50,992
Past due 90 days or more	4,275	5,752	35,089

Total	1,636,536	1,691,418	2,031,280

The table below shows the net movement of the allowance for credit losses on wholesale receivables and other dealer loans.

	Yen in millions
	For the year ended March 31, 2020
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	16,927	10,423	3,542	30,893
Provision for credit loss, net of reversal	15,815	7,220	654	23,689
Charge-offs	—	—	(105)	(105)
Other	(5,187)	(4,009)	(102)	(9,299)

Allowance for credit loss at end of year	27,556	13,634	3,989	45,179

	Yen in millions
	For the year ended March 31, 2021
	Expected credit loss for 12 months	Expected credit loss for the entire period		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Allowance for credit loss at beginning of year	27,556	13,634	3,989	45,179
Provision for credit loss, net of reversal	2,293	1,975	1,593	5,861
Charge-offs	—	—	(209)	(209)
Other	(12,382)	(8,368)	(437)	(21,188)

Allowance for credit loss at end of year	17,467	7,241	4,935	29,642

“Other” primarily includes reversal of allowance for credit loss due to the collection of wholesale receivables and other dealer loans.
Toyota charges off the credit - impaired finance receivables when Toyota considers that all or part of it will not be collected. The amount of receivables related to financial services which has been charged off but subject to ongoing collection activity was not significant for the years ended March 31, 2020 and 2021.

The balances of the wholesale receivables and other dealer loan receivables portfolios by credit status, as well as loan commitments and financial guarantee contracts, as of April 1, 2019, March 31, 2020 and 2021 are as follows.
The wholesale and other dealer loan receivables portfolio segment is segregated into following credit qualities below based on internal risk assessments by dealers.
Performing: Account not classified as either
Credit Watch, At Risk or DefaultCredit Watch: Account designated for elevated attention
At Risk: Account where there is an increased likelihood that default may exist based on qualitative and quantitative factors
Default: Account is not currently meeting contractual obligations, or we have temporarily waived certain contractual requirements

	Yen in millions
	Transition date April 1, 2019
	Expected credit loss for 12 months	Lifetime expected credit loss		Total
		Financial receivable not credit-impaired	Credit-impaired financial receivable
Wholesale and other dealer loan
Performing	3,099,802	—	—	3,099,802
Credit Watch	154,093	93,105	—	247,198
At Risk	—	112,632	1,671	114,303
Default	—	—	28,454	28,454
Loan commitments	7,926,313	308,052	—	8,234,366
Financial guarantee contracts	3,047,162	31,792	—	3,078,955

Total	14,227,370	545,583	30,125	14,803,078

	Yen in millions
	March 31, 2020
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	3,102,214	—	—	3,102,214
Credit Watch	138,498	100,008	—	238,507
At Risk	—	102,074	2,888	104,962
Default	—	—	33,931	33,931
Loan commitments	8,905,778	274,214	515	9,180,507
Financial guarantee contracts	3,167,831	37,617	—	3,205,448

Total	15,314,321	513,913	37,334	15,865,569

	Yen in millions
	March 31, 2021
	Expected credit loss for 12 months	Lifetime expected credit loss
		Financial receivable not credit-impaired	Credit-impaired financial receivable	Total
Wholesale and other dealer loan
Performing	2,956,452	—	—	2,956,452
Credit Watch	82,046	78,509	—	160,554
At Risk	—	48,354	2,388	50,742
Default	—	—	17,736	17,736
Loan commitments	9,917,155	96,266	412	10,013,832
Financial guarantee contracts	3,574,943	31,465	—	3,606,408

Total	16,530,596	254,594	20,535	16,805,725

For the year ended March 31, 2020 and 2021, the amount of finance receivables the terms of which were modified due to deterioration in credit conditions was not significant for any portfolio of finance receivables, and the amount of payment defaults on finance receivables so modified were not significant for any portfolio of such receivables.
(3) Liquidity risk
To secure cash on hand necessary for carrying out the operation, Toyota appropriately borrows from the financial institutions and issues corporate bonds or commercial paper, and there is a risk of failing to execute the payment on due date because of deterioration of fund procurement environment etc.,.
Toyota manages liquidity risk by monitoring the fund demand of each group company as appropriate, preparing a monthly-based funding plan, and comparing it with the daily cash flow. In addition to holding sufficient cash and cash equivalents in order to secure the liquidity and stability of funds, to prepare for emergency situations such as the sudden fund demand and market liquidity deterioration, a commitment line has been set up.

The amounts of
non-derivative
financial liabilities and derivative financial liabilities by a remaining contract maturity period are as follows:
As of April 1, 2019

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,490,332	(1,522,381)	(1,522,381)	—	—	—
Commercial paper	3,876,544	(3,964,956)	(3,964,956)	—	—	—
Current portion of long-term debt	4,247,655	(4,358,502)	(4,358,502)	—	—	—
Long-term debt	10,538,007	(10,807,158)	—	(6,247,464)	(3,427,698)	(1,131,995)
Lease liabilities	393,680	(420,095)	(89,976)	(90,442)	(72,359)	(167,316)
Class share	497,910	(522,786)	(11,186)	(511,600)	—	—

Total	21,044,128	(21,595,878)	(9,947,002)	(6,849,506)	(3,500,057)	(1,299,311)

Derivative financial liabilities
Interest derivative	93,177	(64,902)	(7,077)	(53,859)	(28,028)	24,061
Currency derivative
In	—	1,047,147	67,344	469,407	432,293	78,102
Out	138,738	(1,246,694)	(102,360)	(554,602)	(496,390)	(93,342)

Total	231,915	(264,449)	(42,093)	(139,054)	(92,125)	8,822

Total	21,276,043	(21,860,327)	(9,989,095)	(6,988,560)	(3,592,182)	(1,290,488)

As of March 31, 2020

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,188,652	(1,212,128)	(1,212,128)	—	—	—
Commercial paper	4,106,796	(4,137,362)	(4,137,362)	—	—	—
Current portion of long-term debt	4,568,140	(4,779,439)	(4,779,439)	—	—	—
Long-term debt	10,669,599	(11,248,721)	—	(7,052,355)	(2,895,474)	(1,300,892)
Lease liabilities	309,045	(347,291)	(48,255)	(68,680)	(48,543)	(181,812)
Class share	498,740	(511,599)	(511,599)	—	—	—

Total	21,340,973	(22,236,539)	(10,688,782)	(7,121,035)	(2,944,017)	(1,482,705)

Derivative financial liabilities
Interest derivative	278,434	(312,443)	(49,332)	(193,700)	(60,827)	(8,584)
Currency derivative
In	—	1,319,924	340,651	698,151	159,022	122,100
Out	158,936	(1,498,684)	(389,481)	(802,373)	(175,429)	(131,401)

Total	437,369	(491,203)	(98,162)	(297,922)	(77,234)	(17,885)

Total	21,778,342	(22,727,742)	(10,786,944)	(7,418,957)	(3,021,251)	(1,500,590)

As of March 31, 2021

	Yen in millions
			Maturities
	Book value	Contractual cash flows	Within 1 year	Between 1 and 3 years	Between 3 and 5 years	Later than 5 years
Non-derivative financial liabilities
Short-term debt	1,109,904	(1,119,748)	(1,119,748)	—	—	—
Commercial paper	3,229,986	(3,233,528)	(3,233,528)	—	—	—
Current portion of long-term debt	7,584,337	(7,781,816)	(7,781,816)	—	—	—
Long-term debt	13,133,804	(13,615,831)	—	(8,135,588)	(3,871,044)	(1,609,200)
Lease liabilities	360,891	(403,757)	(52,983)	(78,623)	(52,294)	(219,857)
Class share	240,712	(243,650)	(243,650)	—	—	—

Total	25,659,635	(26,398,330)	(12,431,725)	(8,214,211)	(3,923,338)	(1,829,057)

Derivative financial liabilities
Interest derivative	288,853	(291,818)	(75,477)	(147,811)	(45,699)	(22,832)
Currency derivative
In	—	453,701	228,651	151,430	49,701	23,919
Out	137,127	(593,702)	(353,986)	(163,366)	(51,643)	(24,707)

Total	425,980	(431,820)	(200,812)	(159,747)	(47,640)	(23,620)

Total	26,085,615	(26,830,150)	(12,632,537)	(8,373,958)	(3,970,978)	(1,852,677)

Toyota has unused short-term lines of credit amounting to ¥1,892,166 million, ¥1,861,792 million and ¥1,836,532 million of which ¥274,058 million, ¥374,273 million and ¥550,408 million related to commercial paper programs as of April 1, 2019, March 31, 2020 and 2021, respectively. Under these programs, Toyota is authorized to obtain short-term financing at prevailing interest rates for periods not in excess of 360 days.
As of April 1, 2019, March 31, 2020 and 2021, Toyota has unused long-term lines of credit amounting to ¥6,457,394 million, ¥5,345,718 million, and ¥6,446,277 million, respectively.
(4) Foreign exchange risk
Toyota is subject to the foreign currency exposure through transactions in foreign currencies related to purchase, sale and finance associated with conducting business worldwide. Toyota is exposed to fluctuations risks related to future profitability or assets and liabilities regarding operating cash flow denominated in foreign currencies and various financial instruments. The most significant foreign currency exposure is primarily caused by the U.S. dollar and the euro.
Toyota uses derivative financial instruments including foreign exchange forward contracts, foreign currency options, interest rate currency swap agreements, and others, to manage the exposure to foreign currency exchange rate fluctuations.

Toyota uses
Value-at-risk
analysis measurement (“VaR”) to assess the risk of exchange rate fluctuation. Potential impact of pre-tax
cash flows on
VaR-integrated
foreign currency positions (including derivatives) for the years ended March 31, 2020 and 2021 is as follows:

	Yen in millions
	VaR
	Year-end	Average	Maximum	Minimum
For the year ended March 31, 2020	202,400	216,200	227,700	202,400
For the year ended March 31, 2021	196,900	187,725	196,900	178,400
The Monte Carlo simulation method is used for Toyota’s VaR measurement, and measurement is based on a 95% confidence interval and a ten-day
holding period.
(5) Interest rate risk
In preceding with business activities, Toyota is exposed to interest rate risk due to fluctuation in market interest rates as it procures and invests funds necessary for working capital and capital investment. To maintain a desirable level of exposure related to interest rate fluctuation risk and minimize interest expense, Toyota conducts various financial instruments transactions.
Sensitivity analysis of Toyota’s interest rate risk associated with holding financial instruments if the interest rate increases by 1% is as follows. In this analysis, all other variables are assumed to be constant.

	Yen in millions
	For the years ended March 31,
	2020	2021
Impact on income before income taxes	(74,358)	(40,536)
Impact on other comprehensive income, before tax effect	(233,820)	(238,986)

(6) Market price fluctuation risk
Toyota is exposed to risks arising from increased costs due to commodity price fluctuations, such as iron and steel, precious metals and non-ferrous
alloys used in the manufacture of automobiles. Toyota controls the price risk associated with the purchase of those commodities by maintaining inventory at the minimum level.
Toyota is exposed to stock price fluctuation risk because it owns shares of companies that have business relationships mainly for promoting smooth business activities. Toyota periodically reviews the fair values and financial situations of the business partner companies and, taking into consideration the relationship with them, continually reviews the holding status. The impact on other comprehensive income, before tax effect when the declared price of equity financial assets (shares) in active markets changes by 10% for the year ended March 31, 2020 and 2021 is ¥189,518 million and ¥262,396 million, respectively.